Significant Accounting Policies - Summary of Change in Fair Value (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	€ 148,570	€ 139,834
Change in fair value during the reporting period	6,598	(4,525)
Solely payments of principal and interest [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	70	68
Change in fair value during the reporting period	1	(2)
Solely payments of principal and interest [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	82,014	76,283
Change in fair value during the reporting period	6,218	(2,997)
Solely payments of principal and interest [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,724	3,126
Solely payments of principal and interest [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	42,567	39,758
Change in fair value during the reporting period	930	(1,213)
Solely payments of principal and interest [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	5,152	4,452
Change in fair value during the reporting period	284	(63)
Solely payments of principal and interest [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	142	141
Solely payments of principal and interest [member] | Other financial asset [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	36	111
Financial assets other than SPPI [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	810	2,092
Change in fair value during the reporting period	54	87
Financial assets other than SPPI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	4,839	4,970
Change in fair value during the reporting period	(770)	(123)
Financial assets other than SPPI [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,603	3,181
Financial assets other than SPPI [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	200	42
Change in fair value during the reporting period	(18)	(5)
Financial assets other than SPPI [member] | Policy loans [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,024	1,973
Financial assets other than SPPI [member] | Other financial asset [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	5,388	3,637
Change in fair value during the reporting period	€ (100)	€ (210)